GOODWILL	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
9.	GOODWILL
The changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2020 were presented as follow:

	As of December 31,
	2019	2020
	RMB	RMB
Beginning balance	331	331
Addition (1)	—	43,300
Accumulated impairment loss	—	—

Goodwill, net	331	43,631

(1)	Represent the goodwill in the acquisition of Tianjin Puxin in December 2020, which was described as Note 3.
The Group conducted goodwill impairment assessment at the end of each reporting year or more frequently if there are changes indicate that it may be impaired. The Group recorded no goodwill impairment losses for the year
s
ended December 31, 2019 and 2020.